COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCY
Schedule of minimum rental payments under certain operating leases, relating to the rental of office premises

As of December 31, 2013, the Group was obligated under certain operating leases, relating to the rental of office premises, requiring minimum rental payments as follows:

Year ending December 31,
2014	$1,153,000
2015	697,000
2016	442,000
2017	74,000
2018	14,000
2019 and thereafter	17,000

$2,397,000

Schedule of payments under future minimum purchase commitments under agreements to pay media costs

As of December 31, 2013, future minimum purchase commitments under these agreements totalled approximately $193,320,000, which will be payable as follow:

Year ending December 31,
2014	$72,658,000
2015	63,913,000
2016	21,849,000
2017	11,706,000
2018	9,036,000
2019 and thereafter	14,158,000

$193,320,000